Subsequent Events		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 6. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in these financial statements.

On February 4, 2025, Gauge II Merger Sub Corp. was formed. The Company received 1 share of Gauge II Merger Sub Corp. for a consideration of $1.

NOTE 6. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheets date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, that would have required adjustment or disclosure in these financial statements.

COLOMBIER ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying unaudited condensed financial statements were issued. Based upon this review, other than described as below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

On April 17, 2025, the Company entered into a Capital Market Advisory Agreement with BTIG (“BTIG Agreement”). Pursuant to the BTIG Agreement, BTIG may receive a fee of $1,500,000, and such fee is payable at the closing of the Business Combination only if Colombier completes an initial business combination. In addition, pursuant to the BTIG Agreement, BTIG is entitled to reimbursement of the BTIG Reimbursable Expenses up to a total aggregate amount of $25,000 (provided that the BTIG Engagement Letter is not earlier terminated in accordance with its terms by BTIG for convenience or Colombier for cause), and such reimbursement is payable only if the Business Combination is consummated.

On April 18, 2025, the Company entered into a Capital Market Advisory Agreement with Roth Capital Partners (“Roth Agreement”). Pursuant to the Roth Agreement, Roth may receive a fee of $1,000,000, and such fee is payable at the closing of the Business Combination only if Colombier completes an initial business combination. In addition, pursuant to the Roth Agreement, Roth is entitled to reimbursement of the Roth Reimbursable Expenses up to a total aggregate amount of $5,000, and such reimbursement is payable only if the Business Combination is consummated.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On January 6, 2025, the Company and GrabAGun issued a joint press release announcing the execution of a definitive Business Combination Agreement dated as of January 6, 2025, with GrabAGun Digital Holdings Inc., the Pubco formed in connection with the consummation of the transactions contemplated by the Business Combination Agreement, Gauge II Merger Sub LLC, a Texas limited liability company and a GrabAGun Merger Sub, and, upon execution of a joinder, a to-be-formed Cayman Islands exempted company to be named Colombier Merger Sub and a wholly-owned subsidiary of Pubco.